Employee Benefit Obligations - Schedule of Plan Assets (Details) - USD ($) $ in Millions	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Defined Benefit Plan Disclosure [Line Items]
Pension plan asset allocations	100.00%	100.00%
Defined Benefit Plan, Fair Value of Plan Assets	$ 60.6	$ 57.2	$ 56.1
Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	8.5	6.0
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0.0	0.0
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 52.1	$ 51.2
Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Pension plan asset allocations	6.00%	14.00%
Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Pension plan asset allocations	17.00%	13.00%
Common Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 2.1	$ 5.5
Common Stock [Member] | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0.0	0.0
Common Stock [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0.0	0.0
Common Stock [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	2.1	5.5
Equity Securities, Foreign-listed [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1.4	2.3
Equity Securities, Foreign-listed [Member] | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0.0	0.0
Equity Securities, Foreign-listed [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0.0	0.0
Equity Securities, Foreign-listed [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1.4	2.3
Life insurance contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	37.6	34.6
Life insurance contracts [Member] | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0.0	0.0
Life insurance contracts [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0.0	0.0
Life insurance contracts [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	37.6	34.6
Other benefit plan assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0.5	1.1
Other benefit plan assets [Member] | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0.0	0.0
Other benefit plan assets [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0.0	0.0
Other benefit plan assets [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0.5	1.1
U.S. Corporate and Government Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	8.1	5.4
U.S. Corporate and Government Bonds [Member] | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0.0	0.0
U.S. Corporate and Government Bonds [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0.0	0.0
U.S. Corporate and Government Bonds [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	8.1	5.4
Benefit Plan Assets, Foreign Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	8.5	6.0
Benefit Plan Assets, Foreign Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	8.5	6.0
Benefit Plan Assets, Foreign Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0.0	0.0
Benefit Plan Assets, Foreign Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 0.0	$ 0.0
Other plan asset investments
Defined Benefit Plan Disclosure [Line Items]
Pension plan asset allocations	77.00%	73.00%
Real Estate Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 0.0	$ 0.0
Real Estate Investments [Member] | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0.0	0.0
Real Estate Investments [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0.0	0.0
Real Estate Investments [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0.0	0.0
Foreign Corporate Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	2.4	2.3
Foreign Corporate Bonds [Member] | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0.0	0.0
Foreign Corporate Bonds [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0.0	0.0
Foreign Corporate Bonds [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	2.4	2.3
Derivatives not designated as hedging instrument
Defined Benefit Plan Disclosure [Line Items]
Derivative Asset, Fair Value, Gross Asset	$ 1.5	$ 0.2